Warrant Liabilities (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Warrant Liabilities (10-K) [Abstract]
Summary of assumptions used in the fair value of warrants outstanding
The fair value of warrants outstanding for the following periods was computed using the Black-Scholes model under the following assumptions:

	December 31,
	2011	2010
Expected life in years	0.01	0.38 - 1.01
Volatility	82%	150%
Risk-free interest rate	0.01%	0.19% - 0.29%
Dividend rate	0	0

Summary of outstanding warrants to acquire shares of the Company's common stock
As of December 31, 2011, outstanding warrants to acquire shares of the Company's common stock are as follows:

Number of Shares	Exercise Price	Expiration Date

259,073	0.48	January 3, 2012
3,091,381	0.49	January 3, 2012
1,324,689	0.59	January 3, 2012
208,334	0.48	July 15, 2015
39,824,499	0.49	July 15, 2015
44,707,976